Operating Segment And Geographic Data - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Dec. 29, 2012 Segment	Sep. 29, 2012 Segment	Oct. 01, 2011 Segment
Segment Reporting Information [Line Items]
Number of reporting segments	4	4	4
North America | Net Sales, Geographic Area
Segment Reporting Information [Line Items]
Concentration risk, percentage	96.00%	96.00%
North America | Long-Lived Assets, Geographic Area
Segment Reporting Information [Line Items]
Concentration risk, percentage	98.00%	98.00%
North America | Assets, Total
Segment Reporting Information [Line Items]
Concentration risk, percentage	99.00%	99.00%